UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Punch Card Capital LLC
Address: 7065 Westpointe Blvd., Suite 204

         Orlando, FL  32835

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Norbert Lou
Title:
Phone:     212 319-5413

Signature, Place, and Date of Signing:

     Norbert Lou     Orlando, FL     February 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     6

Form13F Information Table Value Total:     $160,474 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBASSADORS GROUP INC          COM              023177108    40382  2205487 SH       SOLE                  2205487        0        0
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106    48579  2338900 SH       SOLE                  2338900        0        0
INVESTORS TITLE CO             COM              461804106      449    11698 SH       SOLE                    11698        0        0
MOODYS CORP                    COM              615369105    14663   410720 SH       SOLE                   410720        0        0
QUILMES INDL QUINSA SOCIETE    SP ADR CL B      74838Y207    54971   676562 SH       SOLE                   676562        0        0
ZIPREALTY INC                  COM              98974V107     1430   255357 SH       SOLE                   255357        0        0